THE BLDRS INDEX FUNDS TRUST


                          BLDRS ASIA 50 ADR INDEX FUND
                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND
                         BLDRS EUROPE 100 ADR INDEX FUND

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2003








    "BLDRS" and "Baskets of Listed Depositary ReceiptS" are service marks of
                              The Bank of New York

                             BLDRS INDEX FUNDS TRUST

                               Table of Contents


     BLDRS ASIA 50 ADR INDEX FUND

          Introduction...................................... 1
          Schedule of Investments .......................... 2
          Financial Statements ............................. 4
          Financial Highlights ............................. 7
          Notes to Financial Statements .................... 8


     BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

          Introduction......................................13
          Schedule of Investments ..........................14
          Financial Statements .............................17
          Financial Highlights .............................20
          Notes to Financial Statements ....................21

     BLDRS EMERGING MARKETS 50 ADR INDEX FUND

          Introduction......................................26
          Schedule of Investments ..........................27
          Financial Statements .............................29
          Financial Highlights .............................32
          Notes to Financial Statements ....................33

     BLDRS EUROPE 100 ADR INDEX FUND

          Introduction......................................38
          Schedule of Investments ..........................39
          Financial Statements .............................42
          Financial Highlights .............................45
          Notes to Financial Statements ....................46

     REPORT OF INDEPENDENT AUDITORS.........................51

     SUPPLEMENTAL INFORMATION...............................52

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Asia 50 ADR Index Fund

     The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM). The BNY Asia 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2003 representing the securities issued by 50 of the most actively traded companies from the Asian market having a free-float market capitalization ranging from $1 billion to $90 billion.

BLDRS ASIA 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003


--------------------------------------------------------------------------------


DEPOSITARY RECEIPTS                                           SHARES       VALUE
-------------------                                           ------       -----
Toyota Motor Corporation ..............................        6,086  $  362,421
NTT Docomo Inc ........................................        6,200     151,466
Honda Motor Co., Ltd ..................................        7,325     147,672
Mitsubishi Tokyo Financial Group, Inc .................       22,064     142,092
Canon Inc .............................................        2,707     131,885
Taiwan Semiconductor Manufacturing Co, Ld* ............       11,340     122,812
National Australia Bank Ltd ...........................        1,131     117,997
Nomura Holdings .......................................        6,999     112,263
Sony Corporation ......................................        3,216     111,917
Matsushita Electrical Industrial Co., Inc .............        8,723     104,327
Nissan Motor Co, Ltd ..................................        4,729     102,713
BHP Billiton Ltd ......................................        6,980      98,976
Nippon Telegraph and Telephone Corporation ............        3,953      89,495
The News Corporation Ltd PDS...........................        2,798      76,357
Westpac Banking Corp ..................................        1,331      73,764
Australia and New Zealand Banking Group ...............        1,144      69,612
Hitachi Ltd  ..........................................        1,189      65,264
Fuji Photo Film Co, Ltd ...............................        1,818      53,086
NEC Corp ..............................................        6,226      46,757
The News Corporation Ltd. .............................        1,397      45,822
United Microelectronics Corp* .........................        9,075      40,928
China Mobile HK Ltd ...................................        3,101      40,406
Mitsui and Company Ltd ................................          280      38,920
Kyocera Corporation ...................................          628      37,266
Kookmin Bank ..........................................        1,115      36,684
SK Telecom Co, Ltd ....................................        2,013      35,912
Infosys Technologies Ltd ..............................          461      31,381
Sanyo Electric Co, Ltd ................................        1,408      29,920
Kirin Brewery Co, Ltd .................................        3,718      29,112
TDK Corp ..............................................          470      27,918
Telstra Corporation Ltd ...............................        1,690      27,294
Coles Myer Ltd. .......................................          570      23,171
Petrochina Co .........................................          661      22,177
KT Corporation ........................................        1,071      21,345
Advantest Corp ........................................        1,187      19,704
Amcor Ltd .............................................          797      19,001

BLDRS ASIA 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (CONTINUED)


--------------------------------------------------------------------------------


DEPOSITARY RECEIPTS                                          SHARES       VALUE
-------------------                                          ------       -----
Telecom Corp of New Zealand ...........................         670     $16,362
Kubota Corp ...........................................         928      15,962
Pioneer Corp ..........................................         591      14,775
Alumina Ltd ...........................................       1,060      14,628
CNOOC Ltd .............................................         416      14,298
AU Optronics Corp* ....................................       1,119      14,278
Nidec Corporation .....................................         165      13,654
WMC Resources Ltd* ....................................       1,060      12,667
Korea Electric Power Corp .............................       1,203      12,656
P T Telekomunikasi Indonesia Tbk ......................         866      11,804
China Petroleum and Chemical Corp .....................         369      10,103
POSCO .................................................         341       9,753
Chunghwa Telecom Co., Ltd .............................         674       9,443
CSK Corp ..............................................         271       9,255
                                                                    ------------
Total Investments (Cost $2,488,750) ...................              $2,887,475
                                                                    ============

   o   DESIGNATED AS NON-INCOME PRODUCING.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                             ------------------
ASSETS
Investment in Securities, at value (cost $2,488,750)           $     2,887,475
Cash                                                                    12,753
Dividends receivable                                                    10,283
                                                               ---------------
Total assets                                                   $     2,910,511
                                                               ===============

LIABILITIES

Accrued liabilities                                            $        15,433
Payable to Trustee                                                       1,028
Distribution payable                                                       894
                                                               ---------------
Total liabilities                                                       17,355
                                                               ---------------
Net assets                                                     $     2,893,156
                                                               ===============

Net assets represented by:
     Paid in capital                                           $     2,562,909
     Undistributed net investment income                                34,051
     Accumulated net realized loss on investments                     (102,529)
     Net unrealized appreciation on investments                        398,725
                                                               ---------------
Net assets                                                     $     2,893,156
                                                               ---------------

Net asset value per BLDRS Asia 50 ADR Index Fund
  share (comprised of $2,893,156/50,000 BLDRS
  Asia 50 ADR Index Fund shares outstanding,
  unlimited shares authorized)                                 $         57.86
                                                               ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust


                             Statement of Operations


                                                             For the Period
                                                          November 8, 2002 to
                                                           September 30, 2003
                                                         ---------------------

Investment income:
   Dividend income                                          $        223,728

Expenses:
   Trustee fees                                                       13,065
   Marketing expense                                                  10,916
   Licensing fees                                                      9,214
   SEC filing fees                                                       653
   Legal and audit fees                                               29,965
   Other fees and expenses                                             3,690
                                                            ----------------
Total expenses                                                        67,503
Less expenses waived by the Licensor                                  (9,214)
Less expenses assumed by the Sponsor                                 (19,093)
                                                            ----------------
Net expenses                                                          39,196
                                                            ----------------
Net investment income                                                184,532
                                                            ----------------

Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments                            (102,529)
Net realized gain on in-kind redemptions                             665,196
Net change in unrealized appreciation on investments                 398,725
                                                            ----------------
Net realized and unrealized gain on investments                      961,392
                                                            ----------------
Net increase in net assets resulting from operations        $      1,145,924
                                                            ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Changes in Net Assets


                                                              For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                            --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                          $        184,532
Net realized gain on investment transactions                            562,667
Net change in unrealized appreciation on investments                    398,725
                                                               ----------------
Net increase in net assets resulting from operations                  1,145,924
                                                               ----------------


Distributions to Unitholders from net investment income:               (150,481)

Unitholder transactions:
Proceeds from subscriptions of
   BLDRS Asia 50 ADR Index Fund                                      21,710,510
Less redemptions of
   BLDRS Asia 50 ADR Index Fund                                     (19,812,797)
                                                               ----------------
Increase in net assets due to
   unitholder transactions                                            1,897,713
                                                               ----------------
Total increase                                                        2,893,156

Net assets:
Beginning of period                                                      --
                                                               ----------------
End of period (a)                                              $      2,893,156
                                                               ================


(a) Includes undistributed net investment income of $34,051.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                               For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                           ---------------------
Net asset value, beginning of period                                $ 48.76
Investment operations:
   Net investment income (1)                                           0.59
   Net realized and unrealized gain (loss) on investments              8.98
                                                             -------------------
Total from investment operations                                       9.57
Less distributions of net investment income                           (0.47)
                                                             -------------------
Net asset value, end of period                                        57.86
                                                             ===================
Total investment return                                               19.73%

RATIOS AND SUPPLEMENTAL DATA:                                   $ 2,893,156
   Ratio of expenses to average net assets (2)                         0.30%**
   Ratio of net investment income to average net assets (2)            1.42%**
   Portfolio turnover rate (3)                                        18.65%*



SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


-----------------------
*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.52% and 1.20% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Asia 50 ADR Index Fund shares.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Asia 50 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Asia 50 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Asia 50 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and the Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $665,196 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions, and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $150,481 of ordinary income.

At September 30, 2003, the Fund had a capital loss carryforward of $95,349, which expires in 2011.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $34,051.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Asia 50 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Asia 50 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

            NET ASSET VALUE                       FEE AS A PERCENTAGE OF NET
              OF THE FUND                           ASSET VALUE OF THE FUND
    ----------------------------------         ---------------------------------

                   $0-$499,999,999*                10/100 of 1% per annum
       $500,000,000-$2,499,999,999*                 8/100 of 1% per annum
         $2,500,000,000- and above*                 6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $9,214 of expenses. The Sponsor assumed $19,093 of expenses incurred by the Fund.

Marketing expenses for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS ASIA 50 ADR INDEX FUND

Transactions in shares of the BLDRS Asia 50 ADR Index Fund were as follows:

                                                FOR THE PERIOD NOVEMBER 8, 2002
                                                  THROUGH SEPTEMBER 30, 2003
                                                --------------------------------
                                                    SHARES           AMOUNT
                                                --------------- ----------------

BLDRS Asia 50 ADR Index Fund shares sold           450,000         $21,710,510
BLDRS Asia 50 ADR Index Fund shares redeemed      (400,000)       ($19,812,797)
                                                --------------- ----------------
Net increase                                        50,000         $ 1,897,713
                                                =============== ================

BLDRS Asia 50 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Asia 50 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Asia 50 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the

                          BLDRS Asia 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4. FUND TRANSACTIONS IN SHARES OF THE BLDRS ASIA 50 ADR INDEX FUND (CONTINUED)

nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by such participating party. An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,500 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $2,441,486 and $2,441,033, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund Shares. At September 30, 2003, the cost of investments for federal income tax purposes was $2,495,930. Accordingly, gross unrealized depreciation was $41,761 and gross unrealized appreciation was $433,306 resulting in net unrealized appreciation of $391,545.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $107,498 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Developed Markets 100 ADR Index Fund

     The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM). The BNY Developed Markets 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2003 representing the securities issued by 100 of the most actively traded companies from international developed markets having a free-float market capitalization ranging from $5 billion to over $100 billion.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003


--------------------------------------------------------------------------------


DEPOSITARY RECEIPTS                                  SHARES           VALUE
-------------------                                  ------           -----
BP p.l.c. .......................................       6,123         $  257,778
HSBC Holdings plc ...............................       3,605            237,930
Vodafone Group plc ..............................      11,326            229,352
GlaxoSmithKline plc .............................       4,963            210,431
Total S.A. ......................................       2,251            170,626
Novartis AG .....................................       4,212            163,594
Toyota Motor Corporation ........................       2,691            160,249
Royal Dutch Petroleum Company ...................       3,489            154,214
Nokia Corporation ...............................       7,958            124,145
AstraZeneca PLC .................................       2,705            117,397
The Shell Transport and Trading Co, Plc .........       2,678            101,121
Telefonica, S.A. ................................       2,594             91,957
Barclays PLC ....................................       2,730             84,630
Siemens AG ......................................       1,381             82,045
Santander Central Hispano, S.A. .................       7,925             67,442
NTT Docomo Inc ..................................       2,741             66,963
Honda Motor Co., Ltd ............................       3,239             65,298
ENI SpA .........................................         852             65,204
Lloyds TSB Group PLC ............................       2,320             64,148
Credit Suisse Group .............................       1,978             63,237
Mitsubishi Tokyo Financial Group, Inc ...........       9,756             62,829
Aventis .........................................       1,149             60,093
Canon Inc. ......................................       1,197             58,318
Deutsche Telekom AG .............................       3,993             57,659
Diageo plc ......................................       1,291             56,998
Unilever N.V. ...................................         950             56,221
ING Group N.V. ..................................       3,002             55,537
Banco Bilbao Vizcaya Argentaria, S.A. ...........       5,312             54,926
E.ON AG .........................................       1,084             52,899
National Australia Bank Ltd .....................         500             52,165
Nomura Holdings .................................       3,095             49,644
Sony Corporation ................................       1,422             49,486
Koninklijke Philips Electronics N.V.* ...........       2,121             48,613
Allianz Aktiengesellschaft ......................       5,409             47,816
ABN AMRO Holding N.V. ...........................       2,508             46,323
Matsushita Elecrical Industrial Co., Inc ........       3,857             46,130

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (CONTINUED)


--------------------------------------------------------------------------------


DEPOSITARY RECEIPTS                                  SHARES           VALUE
-------------------                                  ------           -----
Nissan Motor Co, Ltd ............................      2,091          $   45,417
Anglo American plc ..............................      2,439              44,268
BHP Billiton Ltd ................................      3,087              43,774
BT Group plc ....................................      1,441              43,662
Unilever PLC ....................................      1,210              41,914
SAP AG ..........................................      1,370              41,662
BASF Aktiengesellschaft .........................        950              41,572
Nippon Telegraph & Telephone Corporation ........      1,748              39,575
AXA .............................................      2,314              39,315
Rio Tinto PLC ...................................        443              38,873
Ericsson LM Telephone Company* ..................      2,572              37,757
Telecom Italia S.p.A.* ..........................      1,511              37,548
Sanofi-Synthelabo ...............................      1,219              36,838
France Telecom ..................................      1,524              35,418
The News Corporaton Ltd (PDS) ...................      1,237              33,758
National Grid Transco PLC .......................      1,023              33,421
Westpac Banking Corp ............................        588              32,587
Groupe Danone ...................................      1,056              32,229
Vivendi Universal* ..............................      1,779              31,595
Australia and New Zealand Banking Group .........        506              30,790
Hitachi Ltd .....................................        526              28,872
British American Tobacco PLC ....................      1,270              27,508
BHP Billiton Plc  ...............................      2,051              27,176
Aegon NV ........................................      2,196              25,693
Repsol YPF SA ...................................      1,554              25,594
BG Group plc ....................................      1,173              25,208
Suez ............................................      1,550              24,645
Endesa SA .......................................      1,584              24,631
Bayer AG ........................................      1,139              24,568
Fuji Photo Film Co, Ltd .........................        804              23,477
STMicroelectronics N.V. .........................        964              23,184
Prudential PLC ..................................      1,665              23,060
ALCATEL .........................................      1,894              22,406
Cadbury Schweppes PLC ...........................        854              21,427
Royal KPN N.V.* .................................      2,840              21,300
Allied Irish Banks PLC ..........................        713              21,140

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (CONTINUED)


--------------------------------------------------------------------------------


DEPOSITARY RECEIPTS                                  SHARES           VALUE
-------------------                                  ------           -----
British Sky Broadcasting Group PLC ..............        513          $   21,136
NEC Corp ........................................      2,753              20,675
The News Corporation Ltd ........................        618              20,270
Imperial Tobacco Group PLC ......................        606              20,010
Enel S.p.A. .....................................        640              19,904
Sanpaolo IMI S.p.A. .............................        996              19,870
Bank of Ireland .................................        382              18,615
Scottish Power PLC ..............................        771              18,273
Lafarge .........................................      1,111              18,165
Mitsui and Company Ltd ..........................        124              17,236
Reed Elsevier PLC ...............................        526              16,622
WPP Group PLC ...................................        393              16,592
Kyocera Corporation .............................        278              16,496
CRH PLC .........................................        871              15,931
Portugal Telecom SGPS SA ........................      1,881              14,803
Koninklijke Ahold NV ............................      1,547              14,758
UPM-Kymmene Corporation .........................        870              14,642
Akzo Nobel NV ...................................        452              14,170
mmO2 plc* .......................................      1,441              13,603
Novo Nordisk A/S ................................        365              13,464
Sanyo Electric Co, Ltd. .........................        622              13,218
Stora Enso OYJ ..................................      1,065              13,036
Norsk Hydro ASA .................................        249              12,788
Pearson plc .....................................      1,332              12,747
Reed Elsevier NV ................................        547              12,461
Schering Aktiengesellschaft .....................        285              12,383
TDK Corp ........................................        208              12,355
Telstra Corporation Ltd .........................        747              12,064
                                                                 ---------------
Total Cost ($4,552,586) .........................                     $5,031,567
                                                                 ===============
* DESIGNATED AS NON-INCOME PRODUCING.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                             ------------------
ASSETS

Investment in Securities, at value (cost $4,552,586)            $   5,031,567
Cash                                                                   21,575
Dividends receivable                                                   18,578
                                                                -------------
Total assets                                                    $   5,071,720
                                                                =============
LIABILITIES

Accrued liabilities                                             $      12,226
Payable to Trustee                                                        421
Distribution payable                                                   24,850
                                                                -------------
Total liabilities                                                      37,497
                                                                -------------
Net assets                                                      $   5,034,223
                                                                =============

Net assets represented by:
     Paid in capital                                            $   4,583,701
     Undistributed net investment income                               27,244
     Accumulated net realized loss on investments                     (55,703)
     Net unrealized appreciation on investments                       478,981
                                                                -------------
Net assets                                                      $   5,034,223
                                                                -------------

Net asset value per BLDRS Developed  Markets 100 ADR
    Index Fund share (comprised of $5,034,223/100,000
    BLDRS Developed Markets 100 ADR Index Fund shares
    outstanding, unlimited shares authorized)                   $       50.34
                                                                =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Statement of Operations


                                                              For the Period
                                                           November 8, 2002 to
                                                             September 30, 2003
                                                           --------------------
Investment income:
   Dividend income                                            $      344,013

Expenses:
   Trustee fees                                                       12,359
   Marketing expense                                                  10,915
   Licensing fees                                                      8,706
   SEC filing fees                                                     1,000
   Legal and audit fees                                               29,965
   Other fees and expenses                                             5,640
                                                              --------------
Total expenses                                                        68,585
Less expenses waived by the Licensor                                  (8,706)
Less expenses assumed by the Sponsor                                 (22,803)
                                                              --------------
Net expenses                                                          37,076
                                                              --------------
Net investment income                                                306,937
                                                              --------------
Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments                             (55,703)
Net realized gain on in-kind redemptions                             396,946
Net change in unrealized appreciation on investments                 478,981
                                                              --------------
Net realized and unrealized gain on investments                      820,224
                                                              --------------
Net increase in net assets resulting from operations          $    1,127,161
                                                              ==============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Changes in Net Assets


                                                            For the Period
                                                         November 8, 2002 to
                                                          September 30, 2003
                                                         --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                      $       306,937
Net realized gain on investment transactions                       341,243
Net change in unrealized appreciation on investments               478,981
                                                           ---------------
Net increase in net assets resulting from operations             1,127,161
                                                           ---------------


Distributions to Unitholders from net investment income:          (279,693)

Unitholder transactions:
Proceeds from subscriptions of
   BLDRS Developed Markets 100 ADR Index Fund                   18,019,692
Less redemptions of BLDRS Developed Markets 100
   ADR Index Fund                                              (13,832,937)
                                                           ---------------
Increase in net assets due to
   unitholder transactions                                       4,186,755
                                                           ---------------
Total increase                                                   5,034,223

Net assets:

Beginning of period                                               --
                                                           ---------------
End of period (a)                                          $     5,034,223
                                                           ===============


(a) Includes undistributed net investment income of $27,244.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                              For the Period
                                                           November 8, 2002 to
                                                            September 30, 2003
                                                           ---------------------
Net asset value, beginning of period                               $45.05
Investment operations:
   Net investment income (1)                                         0.99
   Net realized and unrealized gain (loss) on investments            5.28
                                                               -------------
Total from investment operations                                     6.27
Less distributions of net investment income                         (0.98)
                                                               -------------
Net asset value, end of period                                      50.34
                                                               =============
Total investment return                                             13.50%


RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period                                   $5,034,223
   Ratio of expenses to average net assets (2)                       0.30%**
   Ratio of net investment income to average net assets (2)          2.49%**
   Portfolio turnover rate (3)                                       9.45%*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.56% and 2.23% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Developed Markets 100 ADR Index Fund shares.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Developed Markets 100 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Developed Markets 100 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 Shares of the BLDRS Developed Markets 100 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $396,946 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $279,693 of ordinary income.

At September 30, 2003, the Fund had a capital loss carryforward of $54,913, which expires in 2011.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $27,244.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and The Bank of New York (the Licensor) for a license to use The Bank of New York's BNY Developed Markets 100 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Developed Markets 100 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

           NET ASSET VALUE                       FEE AS A PERCENTAGE OF NET
             OF THE FUND                           ASSET VALUE OF THE FUND
     -------------------------------------    ----------------------------------

                       $0-$499,999,999*                10/100 of 1% per annum
           $500,000,000-$2,499,999,999*                 8/100 of 1% per annum
              $2,500,000,000-and above*                 6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during each fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $8,706 of expenses. The Sponsor assumed $22,803 of expenses incurred by the Fund.

Marketing expenses for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

Transactions in shares of the BLDRS Developed Markets 100 ADR Index Fund were as follows:

                                                FOR THE PERIOD NOVEMBER 8, 2002
                                                  THROUGH SEPTEMBER 30, 2003
                                              ----------------------------------
                                                  SHARES           AMOUNT
                                              ----------------------------------

BLDRS Developed Markets 100 ADR Index Fund
    shares sold                                       400,000   $18,019,692
BLDRS Developed Markets 100 ADR Index Fund
    shares redeemed                                  (300,000)  ($13,832,937)
                                              ----------------------------------
Net increase                                          100,000    $ 4,186,755
                                              ==================================

BLDRS Developed Markets 100 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Developed Markets 100 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per

                   BLDRS Developed Markets 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4. FUND TRANSACTIONS IN SHARES OF THE BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND (CONTINUED)

BLDRS Developed Markets 100 ADR Index Fund shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,500 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $1,208,640 and $1,208,172, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund Shares. At September 30, 2003, the cost of investments for federal income tax purposes was $4,553,376. Accordingly, gross unrealized depreciation was $144,331 and gross unrealized appreciation was $622,522, resulting in net unrealized appreciation of $478,191.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $250,513 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Emerging Markets 50 ADR Index Fund

     The  BLDRS  Emerging  Markets  50 ADR  Index  Fund  seeks to track  The BNY
Emerging Markets 50 ADR Index(SM). The BNY Emerging Markets 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2003 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $900 million to $20 billion.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003


--------------------------------------------------------------------------------


DEPOSITORY RECEIPTS                                 SHARES            VALUE
-------------------                                 ------            -----
Taiwan Semiconductor Manufacturing Co Ld* .......      76,338         $  826,741
Teva Pharmaceutical Industries Ltd. .............       6,193            353,930
United Microelectronics Corporation* ............      61,090            275,516
China Mobile HK Ltd .............................      20,876            272,014
Telefonos de Mexico SA de CV ....................       8,740            267,006
Kookmin Bank ....................................       7,505            246,915
SK Telecom Co Ltd ...............................      13,549            241,714
America Movil SA de CV ..........................       9,274            214,322
Infosys Technologies Ltd ........................       3,106            211,432
Petroleo Brasileiro SA (PDS) ....................       9,784            207,910
Sasol Ltd .......................................      14,309            172,423
Petroleo Brasileiro SA ..........................       7,109            163,010
Cemex SA de CV ..................................       6,071            151,472
Petrochina Co ...................................       4,449            149,264
KT Corporation ..................................       7,208            143,656
Companhia Vale Do Rio Doce (PDS) ................       3,506            129,372
Companhia de Bebidas das Americas ...............       5,769            124,899
Gold Fields Ltd .................................       8,422            119,340
Companhia Vale Do Rio Doce ......................       2,593            105,846
Grupo Televisa SA* ..............................       2,841            103,953
Anglogold Ltd ...................................       2,639             99,490
Banco Itau Holding Financiera SA ................       2,673             96,763
CNOOC Ltd .......................................       2,802             96,305
AU Optronics Corp* ..............................       7,531             96,096
Tele Norte Leste Participacoes SA ...............       6,476             90,276
Korea Electric Power Corp .......................       8,098             85,191
Banco Bradesco SA ...............................       3,982             80,317
P T Telekomunikasi Indonesia Tbk ................       5,829             79,450
Sappi Ltd .......................................       5,527             74,615
Harmony Gold Mining Company Ltd .................       4,913             71,189
China Petroleum and Chemical Corp ...............       2,484             68,011
POSCO ...........................................       2,297             65,694
Chunghwa Telecom Co., Ltd .......................       4,538             63,577
Icici Bank Ltd ..................................       5,998             63,339
Compania De Minas Buenaventura SA ...............       1,537             60,834
China Unicom Ltd ................................       7,156             59,324

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (CONTINUED)


--------------------------------------------------------------------------------


DEPOSITORY RECEIPTS                                 SHARES            VALUE
-------------------                                 ------            -----
Fomento Economico Mexicano SA ...................       1,376         $   52,494
Advanced Semiconductor Engineering Inc* .........      13,589             52,453
Huaneng Power International Inc .................         949             51,910
China Telecom Corporation Limited ...............       2,031             51,810
Satyam Computer Services Ltd ....................       3,979             51,330
HDFC Bank Ltd ...................................       2,368             50,911
Embraer-Empresas Brasileira de Aeronautica ......       2,290             48,318
Mobile Telesystems OJSC .........................         618             45,453
Brasil Telecom Participacoes SA .................       1,127             43,164
Vimpel Communications* ..........................         687             41,811
Magyar Tavkozlesi RT ............................       2,153             40,240
Compania De Telecomunicaciones De Chile .........       3,116             39,729
Unibanco-Uniao de Bancos Brasileiros ............       1,793             35,501
Dr Reddys Laboratories Ltd ......................       1,494             35,034
                                                                   -------------
Total Ending Cost ($5,527,025) ..................                     $6,371,364
                                                                   =============

*  DESIGNATED AS NON-INCOME PRODUCING.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                             ------------------

ASSETS
Investment in Securities, at value (cost $5,527,025)            $   6,371,364
Cash                                                                   20,782
Dividends receivable                                                   18,206
                                                                -------------
Total assets                                                    $   6,410,352
                                                                =============

LIABILITIES

Accrued liabilities                                             $      16,499
Payable to Trustee                                                      1,661
Distribution payable                                                   18,677
                                                                -------------
Total liabilities                                                      36,837
                                                                -------------
Net assets                                                      $   6,373,515
                                                                =============

Net assets represented by:
     Paid in capital                                            $   5,409,667
     Undistributed net investment income                               16,668
     Accumulated net realized gain on investments                     102,841
     Net unrealized appreciation on investments                       844,339
                                                                -------------
Net assets                                                      $   6,373,515
                                                                -------------

Net asset value per BLDRS Emerging Markets 50 ADR Index
   Fund share (comprised of $6,373,515/100,000 BLDRS
   Emerging Markets 50 ADR Index shares outstanding,
   unlimited shares authorized)                                 $       63.74
                                                                =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Statement of Operations


                                                               For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                          ----------------------

Investment income:
   Dividend income                                               $      321,401
Expenses:
   Trustee fees                                                          14,140
   Marketing expense                                                     10,916
   Licensing fees                                                         9,950
   SEC filing fees                                                        2,054
   Legal and audit fees                                                  29,965
   Other fees and expenses                                                3,628
                                                                 --------------
Total expenses                                                           70,653
Less expenses waived by the Licensor                                     (9,950)
Less expenses assumed by the Sponsor                                    (18,282)
                                                                 --------------
Net expenses                                                             42,421
                                                                 --------------
Net investment income                                                   278,980
                                                                 --------------
Realized and unrealized gain (loss) on investments:
Net realized gain on sale of investments                                102,841
Net realized gain on in-kind redemptions                              1,487,856
Net change in unrealized appreciation on investments                    844,339
                                                                 --------------
Net realized and unrealized gain on investments                       2,435,036
                                                                 --------------
Net increase in net assets resulting from operations             $    2,714,016
                                                                 ==============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statements of Changes in Net Assets


                                                                For the Period
                                                             November 8, 2002 to
                                                              September 30, 2003
                                                            --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                          $      278,980
Net realized gain on investment transactions                        1,590,697
Net change in unrealized appreciation on investments                  844,339
                                                               --------------
Net increase in net assets resulting from operations                2,714,016
                                                               --------------

Distributions to Unitholders from net investment income:             (262,312)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50
   ADR Index Fund                                                  20,221,877
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund      (16,300,066)
                                                               --------------
Increase in net assets due to
   unitholder transactions                                          3,921,811
                                                               --------------
Total increase                                                      6,375,515

Net assets:
Beginning of period                                                   --
                                                               --------------
End of period (a)                                              $    6,373,515
                                                               ==============


(a) Includes undistributed net investment income of $16,668.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                               For the Period
                                                            November 8, 2002 to
                                                             September 30, 2003
                                                            --------------------

Net asset value, beginning of period                           $      50.55
Investment operations:
   Net investment income (1)                                           0.90
   Net realized and unrealized gain (loss) on investments             13.21
                                                             ------------------
Total from investment operations                                      14.11
Less distributions of net income                                      (0.92)
                                                             ------------------
Net asset value, end of period                                        63.74
                                                             ==================
Total investment return                                               27.76%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period                                     $6,373,515
   Ratio of expenses to average net assets (2)                         0.30%**
   Ratio of net investment income to average net assets (2)            1.98%**
   Portfolio turnover rate (3)                                        16.21%*


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.50% and 1.78% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Emerging Markets 50 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Emerging Markets 50 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Asia 50 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and the Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $1,487,856 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions, and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $262,312 of ordinary income.

                   BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $120,705.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Emerging Markets 50 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Emerging Markets 50 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

           NET ASSET VALUE                        FEE AS A PERCENTAGE OF NET
             OF THE FUND                            ASSET VALUE OF THE FUND
     -------------------------------------     ---------------------------------

                       $0-$499,999,999*                 10/100 of 1% per annum
           $500,000,000-$2,499,999,999*                  8/100 of 1% per annum
             $2,500,000,000- and above*                  6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $9,950 of expenses. The Sponsor assumed $18,282 of expenses incurred by the Fund.

Marketing expenses for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS EMERGING MARKETS 50 ADR INDEX FUND

Transactions in shares of the BLDRS Emerging Markets 50 ADR Index Fund were as follows:

                                             FOR THE PERIOD NOVEMBER 8, 2002
                                                THROUGH SEPTEMBER 30, 2003
                                            ---------------------------------
                                               SHARES              AMOUNT
                                            ---------------------------------
BLDRS Emerging Markets 50 ADR Index
  Fund shares sold                            400,000            $20,221,877
BLDRS Emerging Markets 50 ADR Index
  Fund shares redeemed                       (300,000)          ($16,300,066)
                                            ----------------------------------
Net increase                                  100,000            $ 3,921,811
                                            ==================================

BLDRS Emerging Markets 50 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Emerging Markets 50 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS

                    BLDRS Emerging Markets 50 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4. FUND TRANSACTIONS IN SHARES OF THE BLDRS EMERGING MARKETS 50 ADR INDEX FUND (CONTINUED)

Emerging Markets 50 ADR Index Fund Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Emerging Markets 50 ADR Clearing Process is $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by such participating party. An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $2,371,475 and $2,370,289, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund shares. At September 30, 2003, the cost of investments for federal income tax purposes was $5,528,221. Accordingly, gross unrealized depreciation was $361,711 and gross unrealized appreciation was $1,204,854, resulting in net unrealized appreciation of $843,143.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $196,172 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                           The BLDRS Index Funds Trust


     This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.




BLDRS Europe 100 ADR Index Fund

     The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM). The BNY Europe 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2003 representing the securities issued by 100 of the most actively traded companies from the European market having a free-float market capitalization ranging from $1 billion to over $100 billion.

BLDRS EUROPE 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003


--------------------------------------------------------------------------------


DEPOSITORY RECEIPTS                                 SHARES             VALUE
-------------------                                 ------             -----
BP p.l.c. .......................................      3,561         $   149,918
HBSC Holdings plc ...............................      2,096             138,336
Vodafone Group plc ..............................      6,586             133,367
GlaxoSmithKline plc .............................      2,887             122,409
Total S.A. ......................................      1,309              99,222
Novartis AG .....................................      2,449              95,119
Royal Dutch Petroleum Company ...................      2,029              89,682
Nokia Corporation ...............................      4,628              72,197
AstraZeneca PLC .................................      1,573              68,268
The Shell Transport and Trading Co, PLC..........      1,557              58,792
Telefonica, S.A. ................................      1,509              53,494
Barclays PLC ....................................      1,588              49,228
Siemens AG ......................................        803              47,706
Santander Central Hispano, S.A. .................      4,609              39,223
ENI SpA .........................................        496              37,959
Lloyds TSB Group PLC ............................      1,349              37,300
Credit Suisse Group .............................      1,150              36,766
Aventis .........................................        668              34,936
Deutsche Telekom AG .............................      2,322              33,530
Diageo plc ......................................        751              33,157
Unilever N.V. ...................................        552              32,667
ING Group N.V. ..................................      1,746              32,301
Banco Bilbao Vizcaya Argentaria, S.A. ...........      3,089              31,940
E.ON AG .........................................        631              30,793
Koninklijke Philips Electronics N.V. ............      1,233              28,260
Allianz Aktiengesellschaft ......................      3,146              27,811
ABN AMRO Holding N.V. ...........................      1,458              26,929
Anglo American plc ..............................      1,418              25,737
BT Group plc.....................................        838              25,391
Unilever PLC ....................................        704              24,387
SAP AG...........................................        796              24,206
BASF Aktiengesellschaft .........................        553              24,199
AXA .............................................      1,346              22,869
Rio Tinto PLC ...................................        257              22,552
Ericsson LM Telephone Company* ..................      1,496              21,961
Telecom Italia S.p.A.* ..........................        879              21,843

BLDRS EUROPE 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (CONTINUED)


--------------------------------------------------------------------------------


DEPOSITORY RECEIPTS                                 SHARES             VALUE
-------------------                                 ------             -----
Sanofi-Synthelabo ...............................        709         $    21,426
France Telecom ..................................        886              20,591
National Grid Transco PLC .......................        595              19,439
Groupe Danone ...................................        614              18,739
Vivendi Universal* ..............................      1,035              18,382
British American Tobacco PLC ....................        739              16,007
BHP Billiton Plc ................................      1,193              15,807
Aegon N V .......................................      1,277              14,941
Repsol YPF SA ...................................        904              14,889
BG Group plc ....................................        682              14,656
Suez ............................................        902              14,342
Endesa SA .......................................        921              14,322
Bayer AG ........................................        662              14,279
STMicroelectronics N.V. .........................        561              13,492
Prudential PLC ..................................        968              13,407
ALCATEL .........................................      1,102              13,037
Cadbury Schweppes PLC ...........................        497              12,470
Royal KPN N.V.* .................................      1,652              12,390
Allied Irish Banks PLC ..........................        415              12,305
British Sky Broadcasting Group PLC ..............        298              12,278
Imperial Tobacco Group PLC ......................        352              11,623
Enel S.p.A. .....................................        372              11,569
Sanpaolo IMI S.p.A. .............................        579              11,551
Bank of Ireland .................................        222              10,818
Scottish Power PLC ..............................        448              10,618
Lafarge .........................................        646              10,562
Reed Elsevier PLC ...............................        306               9,670
WPP Group PLC ...................................        228               9,626
CRH PLC .........................................        507               9,273
Portugal Telecom SGPS SA.........................      1,094               8,610
Koninklijke Ahold NV* ...........................        900               8,586
UPM-Kymmene Corporation .........................        506               8,516
Akzo Nobel NV ...................................        263               8,245
mmO2 plc* .......................................        838               7,911
Novo Nordisk A/S ................................        212               7,821
Stora Enso OYJ ..................................        620               7,589

BLDRS EUROPE 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003 (CONTINUED)

--------------------------------------------------------------------------------


DEPOSITORY RECEIPTS                                 SHARES             VALUE
-------------------                                 ------             -----
Norsk Hydro ASA .................................       145            $   7,446
Pearson plc .....................................       775                7,417
Reed Elsevier NV ................................       318                7,244
Schering Aktiengesellschaft .....................       166                7,213
Teliasonera AB ..................................       323                7,045
Swisscom AG .....................................       238                6,969
Allied Domecq Plc ...............................       267                6,878
Intercontinental Hotels Group PLC* ..............       838                6,830
Wolseley plc ....................................       112                6,674
The BOC Group Plc. ..............................       240                6,667
Electrolux AB....................................       152                6,650
Carnival plc ....................................       201                6,400
ASML Holding N.V.* ..............................       466                6,119
Amersham Plc ....................................       136                6,085
Smith & Nephew plc* .............................        90                5,993
Gallaher Group PLC ..............................       157                5,889
Adecco SA .......................................       473                5,846
ABB Ltd* ........................................     1,050                5,817
TPG NV ..........................................       303                5,799
Veolia Environment* ...........................       246                5,533
Infineon Technologies AG* .......................       420                5,414
Amvescap PLC ....................................       350                5,317
Volvo AB ........................................       220                5,122
Syngenta AG .....................................       462                5,054
Reuters Group PLC ...............................       231                5,008
Ryanair Holdings plc* ...........................       122                4,940
Hanson PLC* .....................................       142                4,540
United Utilities PLC ............................       269                4,245
                                                                     -----------
Total Cost ($2,284,239) .........................                     $2,484,396
                                                                     ===========
*   DESIGNATED AS NON-INCOME PRODUCING.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Assets and Liabilities


                                                             September 30, 2003
                                                            --------------------
ASSETS
Investment in Securities, at value (cost $2,284,239)        $      2,484,396
Cash                                                                  12,398
Dividends receivable                                                   9,679
Receivable from security sold                                            553
                                                            --------------------
Total assets                                                $      2,507,026
                                                            ====================

LIABILITIES
Accrued liabilities                                         $          9,150
Distribution payable                                                  13,333
                                                            --------------------
Total liabilities                                                     22,483
                                                            --------------------
Net assets                                                  $      2,484,543
                                                            ====================

Net assets represented by:
     Paid in capital                                        $      2,309,704
     Undistributed net investment income                              59,892
     Accumulated net realized loss on investments                    (85,210)
     Net unrealized appreciation on investments                      200,157
                                                            --------------------
Net assets                                                  $      2,484,543
                                                            --------------------

Net asset value per BLDRS Europe 100 ADR Index Fund
   share (comprised of $2,484,543/50,000 BLDRS
   Europe 100 ADR Index Fund shares outstanding,
   unlimited shares authorized)                             $          49.69
                                                            ====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                             Statement of Operations


                                                              For the Period
                                                            November 8, 2002 to
                                                            September 30, 2003
                                                           ---------------------
Investment income:
   Dividend income                                            $      348,022
Expenses:
   Trustee fees                                                       11,070
   Marketing expense                                                  10,916
   Licensing fees                                                      7,938
   SEC filing fees                                                       701
   Legal and audit fees                                               29,965
   Other fees and expenses                                             5,745
                                                              --------------
Total expenses                                                        66,335
Less expenses waived by the Licensor                                  (7,938)
Less expenses assumed by the Sponsor                                 (25,188)
                                                              --------------
Net expenses                                                          33,209
                                                              --------------
Net investment income                                                314,813
                                                              --------------
Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments                             (85,210)
Net realized gain on in-kind redemptions                             620,647
Net change in unrealized appreciation on investments                 200,157
                                                              --------------
Net realized and unrealized gain on investments                      735,594
                                                              --------------
Net increase in net assets resulting from operations          $    1,050,407
                                                              ==============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                       Statement of Changes in Net Assets


                                                              For the Period
                                                            November 8, 2002 to
                                                            September 30, 2003
                                                           --------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                         $       314,813
Net realized gain on investment transactions                          535,437
Net change in unrealized appreciation on
   investments                                                        200,157
                                                              ---------------
Net increase in net assets resulting from
   operations                                                       1,050,407
                                                              ---------------

Distributions to Unitholders from net investment income:             (254,921)

Unitholder transactions:

Proceeds from subscriptions of BLDRS Europe 100
   ADR Index Fund                                                  17,979,436
Less redemptions of BLDRS Europe 100 ADR Index Fund               (16,290,379)
                                                              ---------------
Increase in net assets due to                                       1,689,057
   unitholder transactions
                                                              ---------------
Total increase                                                      2,484,543

Net assets:
Beginning of period                                                     --
                                                              ---------------
End of period (a)                                             $     2,484,543
                                                              ===============


(a) Includes undistributed net investment income of $59,892.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                              Financial Highlights


                                                              For the Period
                                                            November 8, 2002 to
                                                            September 30, 2003
                                                            --------------------
Net asset value, beginning of period                               $44.95
Investment operations:
   Net investment income (1)                                         1.12
   Net realized and unrealized gain (loss) on investments            4.70
                                                            --------------------
Total from investment operations                                     5.82
Less distribution of net income                                     (1.08)
                                                            ====================
Net asset value, end of period                                      49.69
                                                            ====================
Total investment return                                             12.45%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period                                   $2,484,543
   Ratio of expenses to average net assets (2)                       0.30%**
   Ratio of net investment income to average net assets (2)          2.85%**
   Portfolio turnover rate (3)                                       7.96%*



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

*   Not annualized

**  Annualized

(1) Calculated using average share method.

(2) Net of expenses waived by Licensor and net of expenses assumed by the Sponsor. If the Fund had borne all expenses, the annualized expenses to average net assets and net investment income ratios would have been 0.60% and 2.55% for the period from November 8, 2002 to September 30, 2003.

(3) Portfolio turnover excludes securities received or delivered from processing creations or redemptions of BLDRS Europe 100 ADR Index Fund shares.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                          Notes to Financial Statements

                               September 30, 2003


1. ORGANIZATION

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios, including BLDRS Europe 100 ADR Index Fund, (the "Fund"), created under the laws of the state of New York and registered under the Investment Company Act of 1940. The Fund was created to provide investors with the opportunity to purchase units of beneficial interest in the Fund representing proportionate undivided interests in the portfolio of securities held by the Fund consisting of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Europe 100 ADR Index. Units of beneficial interest of the Fund are referred to as "Shares".

The Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares of the BLDRS Europe 100 ADR Index Fund (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Fund and its initial registration as an investment company, and such expenses were not borne by the Fund.

Nasdaq Financial Products Services, Inc. is the Sponsor of the Trust and the Bank of New York is the Trustee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION

Portfolio securities are valued based on their last sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued based on fair market value as determined by the Trustee in good faith based on available information.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS

The Fund declares and distributes dividends, if any, from net investment income to its unitholders, quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

At September 30, 2003, permanent differences of $620,647 were reclassified within the components of net assets, due to the tax treatment of in-kind transactions, and resulted in a net decrease in accumulated net realized gain on investments and a corresponding increase to paid in capital. This reclassification had no effect on net assets of the Fund.

The tax character of distributions paid during the period ended September 30, 2003 was $254,921 of ordinary income.

At September 30, 2003, the Fund had a capital loss carryforward of $84,567 which expires in 2011.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

At September 30, 2003, the components of distributable earnings (excluding unrealized appreciation and depreciation) on a tax basis were undistributed ordinary income of $59,892.

3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR

The Fund pays the expenses of its operations, including the fees of its Trustee and payments The Bank of New York (the "Licensor") for a license to use The Bank of New York's BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by the Fund. The Sponsor pays the annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Fund, and is reimbursed by the Fund for such payments, subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund's accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of The Bank of New York's BNY Europe 100 ADR Index. For these services, the Trustee receives a fee at the following annual rates:

             NET ASSET VALUE                      FEE AS A PERCENTAGE OF NET
               OF THE FUND                          ASSET VALUE OF THE FUND
     --------------------------------------   ----------------------------------

                         $0-$499,999,999*               10/100 of 1% per annum
             $500,000,000-$2,499,999,999*                8/100 of 1% per annum
          $2,500,000,000-$24,999,999,999*                6/100 of 1% per annum



*The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


3. TRANSACTIONS WITH THE TRUSTEE, LICENSOR AND SPONSOR (CONTINUED)

The Sponsor had undertaken that on each day during the fiscal year ending September 30, 2003, and until the Sponsor terminates this undertaking, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during the fiscal year expenses fell below the 0.30% per annum level on any given day. For the period ended September 30, 2003, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived $7,938 of expenses. The Sponsor assumed $25,188 of expenses incurred by the Fund.

Marketing expense for the period ended September 30, 2003, represent expenses incurred by the Sponsor on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions discussed above.

4. FUND TRANSACTIONS IN SHARES OF THE BLDRS EUROPE 100 ADR INDEX FUND

Transactions in shares of the BLDRS Europe 100 ADR Index Fund were as follows:


                                             FOR THE PERIOD NOVEMBER 8, 2002
                                                THROUGH SEPTEMBER 30, 2003
                                            ---------------------------------
                                                 SHARES            AMOUNT
                                            ---------------------------------
BLDRS Europe 100 ADR Index Fund
  shares sold                                       400,000    $17,979,436
BLDRS Europe 100 ADR Index Fund
  shares redeemed                                  (350,000)  ($16,290,379)
                                            ---------------------------------
Net increase                                         50,000    $ 1,689,057
                                            =================================

BLDRS Europe 100 ADR Index Fund Shares are issued and redeemed by the Fund only in Creation Unit size aggregations of 50,000 BLDRS Europe 100 ADR Index Fund Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per BLDRS Europe 100 ADR Index Shares and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

                         BLDRS Europe 100 ADR Index Fund
                                     of the
                             BLDRS Index Funds Trust

                    Notes to Financial Statements (continued)

                               September 30, 2003


4.  FUND  TRANSACTIONS  IN  SHARES  OF THE  BLDRS  EUROPE  100  ADR  INDEX  FUND
    (CONTINUED)

An additional charge of up to three times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations. Transaction fees are received by the Trustee and used to offset its expense of processing orders.

For the period November 8, 2002 to September 30, 2003, the Trustee earned $2,500 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the period ended September 30, 2003.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Fund had purchases and sales of investment securities of $882,206 and $881,511, respectively. This excludes securities received or delivered from processing creations or redemptions of Fund shares. At September 30, 2003, the cost of investments for federal income tax purposes was $2,284,882. Accordingly, gross unrealized depreciation was $87,404 and gross unrealized appreciation was $287,918, resulting in net unrealized appreciation of $199,514.

6. TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $228,631 as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                         Report of Independent Auditors


To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BLDRS Index Funds Trust (the "Trust"), comprising the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund, and the BLDRS Europe 100 ADR Index Fund (each a "Fund" and collectively the "Funds") as of September 30, 2003, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 8, 2002 (commencement of operations) to September 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's sponsor, Nasdaq Financial Products Services, Inc. (the "Sponsor"). Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the period from November 8, 2002 to September 30, 2003, in conformity with accounting principles generally accepted in the United States.



                                                  Ernst & Young LLP

New York, New York
November 28, 2003

                      Supplemental Information (Unaudited)


BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE 100 ADR INDEX FUND


I.     INFORMATION REGARDING CLOSING PRICES VS. NET ASSET VALUE
       FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND

The tables that follow present information about the differences between the daily market closing price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from the commencement of trading of each Fund from November 13, 2002 through September 30, 2003.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

 CLOSING PRICES VS. NET ASSET VALUE FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND
               FROM NOVEMBER 13, 2002 THROUGH SEPTEMBER 30, 2003

Source: The Bank of New York


                          BLDRS ASIA 50 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  47               41.96%
Greater that 0.5% and less that 1.0%               14               12.50%
BETWEEN 0.5% AND -0.5%                              0                0.00%
Less than -0.5% and Greater than -1.0%             45               40.18%
Less that -1.0%                                     6                5.36%
                                              -------             -------
                                                  112              100.00%





                   BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  35               35.00%
Greater that 0.5% and less that 1.0%               27               27.00%
BETWEEN 0.5% AND -0.5%                              2                2.00%
Less than -0.5% and Greater than -1.0%             26               26.00%
Less that -1.0%                                    10               10.00%
                                              -------             -------
                                                  100              100.00%


(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

 CLOSING PRICES VS. NET ASSET VALUE FREQUENCY DISTRIBUTION FOR EACH BLDRS FUND
               FROM NOVEMBER 13, 2002 THROUGH SEPTEMBER 30, 2003

Source: The Bank of New York




                    BLDRS EMERGING MARKETS 50 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  54               30.51%
Greater that 0.5% and less that 1.0%               65               36.72%
BETWEEN 0.5% AND -0.5%                              0                0.00%
Less than -0.5% and Greater than -1.0%             44               24.86%
Less that -1.0%                                    14                7.91%
                                              -------             -------
                                                  177              100.00%




                         BLDRS EUROPE 100 ADR INDEX FUND


                                              NUMBER OF        PERCENTAGE OF
PREMIUM/DISCOUNT RANGE                     TRADING DAYS(1)   TOTAL TRADING DAYS
----------------------                     ---------------   ------------------
Greater than 1.0%                                  17               19.10%
Greater that 0.5% and less that 1.0%               31               34.83%
BETWEEN 0.5% AND -0.5%                              1                1.12%
Less than -0.5% and Greater than -1.0%             36               40.45%
Less that -1.0%                                     4                4.50%
                                              -------             -------
                                                   89              100.00%


(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. CUMULATIVE TOTAL AND AVERAGE ANNUAL RETURNS FOR EACH BLDRS FUND

Source: The Bank of New York and Dow Jones

                    AVERAGE ANNUAL TOTAL RETURNS(1)   CUMULATIVE TOTAL RETURN(2)
                    ------------------------------    --------------------------
                         INCEPTION TO 9/30/03            INCEPTION TO 9/30/03
                         --------------------            --------------------
                              CLOSING                        CLOSING
                      NAV  MARKET PRICE   INDEX       NAV  MARKET PRICE   INDEX

BLDRS Asia 50         n/a       n/a        n/a        19.73%     19.48%   20.93%
BLDRS Developed       n/a       n/a        n/a        13.50%     19.48%   14.69%
BLDRS Emerging        n/a       n/a        n/a        27.76%     27.28%   29.00%
BLDRS Europe          n/a       n/a        n/a        12.45%     16.93%   13.66%

(1) Average Anuual Returns are not available for the Funds because they have been in existence less than one year.

(2) Cumulative Total Return for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

      Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV is used as a proxy for the Closing Market Price to calculate closing market returns.

      Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS INDEX FUNDS TRUST
--------------------------------------------------------------------------------


SPONSOR
-------

Nasdaq Financial Products Services, Inc.
c/o The Nasdaq Stock Market, Inc.
1725 K Street
Washington, DC 20006-1500


TRUSTEE
-------

The Bank of New York
101 Barclay Street
New York, NY 10286


DISTRIBUTOR
-----------

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202


INDEPENDENT ACCOUNTANTS
-----------------------

Ernst & Young LLP
5 Times Square
New York, NY 10036


LEGAL COUNSEL
-------------

Carter Ledyard & Milburn LLP
2 Wall Street
New York, NY 10005